CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating expenses:
General and administrative expenses	$ 4,071,116	$ 1,782,318	$ 1,599,743
Selling and marketing expense	2,949,204	1,915,127	957,990
Total operating expenses	8,672,953	5,028,556	3,859,755
Net loss and comprehensive loss	$ 7,018,114	$ 5,874,276	$ 5,249,537
Weighted average number of common shares outstanding – basic	13,610,046	10,970,000	9,000,000
Weighted average number of common shares outstanding – diluted	13,629,517	10,973,674	9,000,000
Parent Company [Member]
Operating expenses:
General and administrative expenses	$ 1,004,070	$ 45	$ 0
Selling and marketing expense	18,001
Total operating expenses	1,022,071	45	0
Net loss and comprehensive loss	$ 1,022,071	$ (45)	$ 0
Net loss per common share – basic and diluted	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding – basic	13,610,046	10,970,000	9,000,000
Weighted average number of common shares outstanding – diluted	13,629,517	10,973,674	9,000,000